Note 05 - Marketable Securities, Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
Sep. 30, 2011
Marketable Securities, Additional Information
B Series National Treasury Notes	$ 2,749
Interest Coupons (p.a.)	6.00%